As filed with the Securities and Exchange
Commission on August 28, 2014

1933 Act File No. 002-66906

1940 Act File No. 811-03006

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO. [ ]
POST-EFFECTIVE AMENDMENT NO. 96

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 100
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK BOND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999

JOHN J. DANELLO, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on September 26, 2014 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHN HANCOCK BOND TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document comprises the following:

Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Other Information*

Explanatory Note

Signature Page

______________

* Incorporated herein by reference to Post-Effective Amendment No. 80 to Registrant’s Registration Statement, SEC File No. 811-03006, filed October 2, 2013, EDGAR Accession No. 0001133228-13-004108.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A for John Hancock Bond Trust incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to John Hancock Multi-Asset Income Fund contained in Post-Effective Amendment No. 80, which was filed with the U.S. Securities and Exchange Commission on October 2, 2013. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 80 to September 26, 2014 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 28th day of August, 2014.

John Hancock Bond Trust

By: /s/ Andrew G. Arnott

Name: Andrew G. Arnott

Title: President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	August 28, 2014
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	August 28, 2014
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	August 28, 2014
Charles L. Bardelis

/s/ Craig Bromley *	Trustee	August 28, 2014
Craig Bromley

/s/ Peter S. Burgess *	Trustee	August 28, 2014
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	August 28, 2014
William H. Cunningham

/s/ Grace K. Fey *	Trustee	August 28, 2014
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	August 28, 2014
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	August 28, 2014
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	August 28, 2014
Hassell H. McClellan

/s/ James M. Oates *	Trustee	August 28, 2014
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	August 28, 2014
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	August 28, 2014
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	August 28, 2014
Warren A. Thomson

*By: Power of Attorney
By: /s/ Nicholas J. Kolokithas Nicholas J. Kolokithas		August 28, 2014
Attorney-in-Fact

*Pursuant to Power of Attorney included as an exhibit to a Post-Effective Amendment to the Registrant’s registration statement on Form N-1A, which was filed with the SEC on March 31, 2014, EDGAR Accession No. 0001133228-14-001289.